Note 13 - Retirement and Pension Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	¥ 127,065	¥ (63,775)	¥ 92,808
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)
Amortization of actuarial gain	2,782
Amounts recognized in other comprehensive income	129,478	(64,144)	92,439
Total net periodic pension cost and amounts recognized in other comprehensive income	¥ 711,886	¥ 475,924	¥ 589,145